Document and entity information	12 Months Ended
Mar. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	MiX Telematics Ltd
Entity Central Index Key	0001576914
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	604,420,145